Schedule of Provision For Income Taxes (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor		Successor	Predecessor	Predecessor	Successor	Predecessor
Deferred tax benefit:
Federal		$ (151,625)
State		(34,844)
Deferred tax benefit		(186,469)
Change in valuation allowance		(558,581)
Provision for income taxes		$ (745,050)	$ (7,812,226)		$ (8,859,277)
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor	Predecessor	Predecessor		Predecessor
Deferred tax benefit:
Federal							$ (2,191,344)		$ (1,480,472)
State							(482,283)		(763,612)
Deferred tax benefit							(2,673,627)		(2,244,084)
Change in valuation allowance							2,673,627		2,244,084
Provision for income taxes